Other general administrative expenses	12 Months Ended
Dec. 31, 2018
Other general administrative expenses
Other general administrative expenses

48.   Other general administrative expenses

a)Breakdown

The detail of Other general administrative expenses is as follows:

	Million of euros
	2018	2017	2016
Property, fixtures and supplies	1,968	1,931	1,853
Technology and systems	1,550	1,257	1,095
Technical reports	707	759	768
Advertising	646	757	691
Taxes other than income tax	557	583	484
Communications	527	529	499
Surveillance and cash courier services	405	443	389
Per diems and travel expenses	225	217	232
Insurance premiums	76	78	69
Other administrative expenses	1,828	1,799	1,653
	8,489	8,353	7,733

b)Technical reports and other

Technical reports includes the fees paid by the various Group companies (detailed in the accompanying Appendices) for the services provided by their respective auditors, the detail being as follows:

	Million of euros
	2018	2017	2016
Audit fees	90.0	88.1	73.7
Audit-related fees	6.5	6.7	7.2
Tax fees	0.9	1.3	0.9
All other fees	3.4	3.1	3.6
Total	100.8	99.2	85.4

The Audit fees heading includes audit fees for the Banco Santander, S.A. individual and consolidated financial statements, as the case may be, of the companies forming part of the Group, the integrated audits prepared for the annual report filling in the Form 20-F required by the U.S. Securities and Exchange Commission (SEC) for those entities currently required to do so, the internal control audit (SOX) for those required entities, the audit of the consolidated financial statements as of 30 June and limited quarterly consolidated reviews for the Brazilian regulator as of March 31, June 30 and September 30 and the regulatory reports required by the auditor corresponding to the different locations of the Santander Group.

The main concepts included in Audit-related fees correspond to aspects such as the issuance of Comfort letters, or other reviews required by different regulations in relation to aspects such as, for example, Securitization.

The services commissioned from the Group's auditors meet the independence requirements stipulated by the Audit Law, the US SEC rules and the Public Company Accounting Oversight Board (PCAOB), applicable to the Group, and they did not involve in any case the performance of any work that is incompatible with the audit function.

Lastly, the Group commissioned services from audit firms other than PwC amounting to EUR 173.9 million in 2018 (2017: EUR 115.6 million; 2016: EUR 127.9 million, respectively).

The "Audit Fees" caption includes the fees corresponding to the audit for the year, regardless of the date on which the audit was completed. In the event of subsequent adjustments, which will not be significant in any case, and for purposes of comparison, they are presented in this note in the year to which the audit relates. The rest of the services are presented according to the date of their approval by the Audit Committee.

c)   Number of branches

The number of offices at December 31, 2018 and 2017 is as follow:

	Group
Number of branches	2018	2017
Spain	4,427	4,546
Group	8,790	9,151
	13,217	13,697